Note 11 - Deposits - Summary of Deposits (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Noninterest-Bearing Domestic Deposit, Checking		$ 59,783	$ 92,216
Interest bearing checking accounts(1)	[1]	47,802	104,274
Interest-Bearing Domestic Deposit, Money Market	[2]	162,285	218,525
Certificate of deposit accounts		282,890	215,843
Total		553,252	631,699
Savings Accounts [Member]
Interest-bearing deposits, amount		$ 492	$ 841

[1]	The Company has identified one major interest bearing checking account deposit customer that accounted for approximately 8.6% and 22.0% of total deposits at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the combined outstanding balances of the major deposit customer’s interest bearing checking account totaled approximately $47.8 million and $104.3 million, respectively.
[2]	The Company has identified one major money market deposit customer, a separate customer than the interest bearing checking account deposit customer referred to above in footnote (1), that accounted for approximately 18.1% and 23.7% of total deposits at December 31, 2024 and December 31, 2023, respectively. At December 31, 2024 and December 31, 2023, the combined outstanding balances of the major deposit customer’s money market accounts totaled approximately $100.0 million and $150.0 million, respectively.